Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2017